SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%			$ (636,253)	$ (806,823)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)			180,647	282,808
Change in valuation allowance			455,606	524,014
Provision for income taxes